Share capital and reserves - Summary of Detailed Information about Shares in the Company Held by Associates or Subsidiaries (Detail) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Detailed Information About Shares In The Company Held By Associates Or Subsidiaries [Line Items]
Issued capital	£ 500	£ 500	[1]
Equiniti Share Plan Trustees Limited [Member]
Detailed Information About Shares In The Company Held By Associates Or Subsidiaries [Line Items]
Issued capital	£ 1	£ 1
Number of shares in entity held by entity or by its subsidiaries or associates	272,400	349,500

[1]	See note 29 for details related to the measurement period adjustment to the accounting for the acquisition of BioVision.